OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 2)	12 Months Ended
Mar. 31, 2024 CAD ($)
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details)
April 1, 2024 to March 31, 2025	$ 28,165
April 1, 2025 to March 31, 2026	28,165
April 1, 2026 to April 29, 2027	2,347
Total undiscounted lease payments	58,677
Less: inputed interest	(6,470)
Lease liability	$ 52,207